Significant transactions (Details) - USD ($) $ in Millions						6 Months Ended
	Sep. 02, 2025	Mar. 24, 2025	Mar. 23, 2025	Jan. 16, 2025	Jan. 15, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Goodwill						$ 9,259		$ 9,256
Acquisitions of businesses, net of cash acquired						$ 0	$ (568)
Investment ownership percentage						21.40%
LumiThera, Inc
Disclosure of detailed information about business combination [line items]
Ownership percentage in subsidiary	100.00%
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Ownership percentage in subsidiary		99.00%
Investment ownership percentage			40.30%
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Ownership percentage in subsidiary				100.00%
Investment ownership percentage					8.80%
LumiThera, Inc
Disclosure of detailed information about business combination [line items]
Goodwill	$ 38
Acquisitions of businesses, net of cash acquired	$ (124)
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Goodwill		$ 175
Acquisitions of businesses, net of cash acquired		$ (496)
Percentage of outstanding shares acquired		58.70%
Total acquisition date fair value of consideration		$ 486
Previously-held commercialization rights in intangible assets		36
Cash paid at closing		$ 522
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Goodwill				$ 90				90
Acquisitions of businesses, net of cash acquired				$ (72)
Percentage of outstanding shares acquired				91.20%
Total acquisition date fair value of consideration								123
Cash paid at closing								$ 78